Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 877	$ 920
Accounts receivable	3,189	3,555
Inventory	2,034	1,815
Prepaids and other	471	215
Investments	525	491
Current portion of other long-term assets	71	61
Current assets	7,167	7,057
Non-current assets
Exploration and evaluation assets	2,208	2,226
Property, plant and equipment	64,581	64,859
Lease assets	1,458	1,447
Other long-term assets	541	553
Assets	75,955	76,142
Current liabilities
Accounts payable	1,418	1,341
Accrued liabilities	3,534	4,209
Current income taxes payable	0	1,324
Current portion of long-term debt	980	404
Current portion of other long-term liabilities	1,503	1,373
Current liabilities	7,435	8,651
Long-term debt	9,819	11,041
Other long-term liabilities	8,686	8,161
Deferred income taxes	10,183	10,114
Liabilities	36,123	37,967
SHAREHOLDERS’ EQUITY
Share capital	10,712	10,294
Retained earnings	28,948	27,672
Accumulated other comprehensive income	172	209
Shareholders' equity	39,832	38,175
Liabilities and shareholders' equity	$ 75,955	$ 76,142